Condensed Financial Statements - Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating expenses:
Selling and marketing expenses	$ (10,271)		$ (9,086)		$ (7,447)
General and administrative expenses	(62,363)		(47,008)		(48,829)
Operating loss	(72,634)		(56,094)		(56,276)
Other income, net	8,509		28,410		6,776
Interest expense	(790)		(436)		(1,068)
Interest income	6,056		1,583		1,125
Income tax expense	(16,606)		(10,244)		(5,530)
Net income	80,979		90,811		52,874
Parent Company
Operating expenses:
Selling and marketing expenses			(75)
General and administrative expenses	(11,473)	[1]	(10,449)	[1]	(15,561)	[1]
Operating loss	(11,473)		(10,524)		(15,561)
Equity in earnings of subsidiaries	90,212		75,287		63,929
Other income, net	2,685		26,298		5,261
Interest expense	(445)		(250)		(756)
Interest income					1
Income before income taxes	80,979		90,811		52,874
Income tax expense
Net income	$ 80,979		$ 90,811		$ 52,874

[1]	General and administrative expenses include $2.6 million, $3.5 million and $3.5 million of share-based compensation expense for the years ended December 31, 2009, 2010 and 2011, respectively. These amounts have been classified as cost of revenues in the consolidated statements of operations for WuXi Pharmatech (Cayman) Inc.